Debt (Debt Issuance Costs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Debt Inssuance Costs [Roll Forward]
Debt issuance costs, beginning balance	$ 17.9		$ 20.2
Debt issuance costs paid	0		2.1	11.5
Loss on debt extinguishment	0		0	(34.0)
Amortization	4.0
Debt issuance costs, ending balance	13.9		17.9	20.2
Financing Agreement July 2011 [Member]
Debt Inssuance Costs [Roll Forward]
Loss on debt extinguishment				(4.2)
Debt financing agreement					1,500.0
Financing Agreement July 2010 [Member]
Debt Inssuance Costs [Roll Forward]
Loss on debt extinguishment				(20.9)
Amortization	4.4		7.3
Debt financing agreement					1,230.0
Unamortized discount				8.9
December 2012 Amendment [Member]
Debt Inssuance Costs [Roll Forward]
Debt issuance costs paid	2.1	[1]
Line of Credit [Member] | Revolving credit facility-$850.0 million [Member]
Debt Inssuance Costs [Roll Forward]
Debt financing agreement	850.0
Term Loan [Member] | Term loan B-$200.0 million [Member]
Debt Inssuance Costs [Roll Forward]
Debt financing agreement	200.0
Unamortized discount	1.0
Term Loan [Member] | Term loan A-$450.0 million [Member]
Debt Inssuance Costs [Roll Forward]
Debt financing agreement	$ 450.0

[1]	The Company incurred $2.1 million of debt issuance costs in connection with the December 19, 2012, $1.5 billion debt financing agreement amendment for the extension of the maturity dates on the $850.0 million revolving credit facility and the $450.0 million Term Loan A. These debt issuance costs have been accounted for as capitalized debt issuance costs and are classified as other long-term assets in the consolidated balance sheets. The costs are being amortized on a straight-line basis over the five year lives of the related debt instruments.